Note 14 - Income Taxes - Components of the Provision for Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 24, 2017	Mar. 31, 2018	Mar. 25, 2017
Current
Federal
State			2,000	2,000
			2,000	2,000
Deferred
Federal			5,547,000	(496,000)
State			(393,000)	(6,000)
			5,154,000	(502,000)
Liability for uncertain tax positions				14,000
Valuation allowance			(5,156,000)	488,000
Provision for income taxes	$ 62,000	$ 0	$ 2,000	$ 2,000